LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		R$ 20,346,681	R$ 20,746,530	R$ 18,737,227
Additions		20,000	83,084
Changes in Borrowings, excluding cash and cash equivalents		3,996,118	5,259,033
Foreign exchange variation on borrowings`		243	2,598
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company	[1]	2,325,052	2,141,361	2,092,184
Borrowings Cancellation Of Contracts And Other Write Offs		(221,877)	(69,121)
Write-offs (payments), principal		(5,232,024)	(3,495,039)
Write-offs (payments), financial charges		(2,308,755)	(2,078,021)
Other changes in borrowings			(3,947)
Settlement by offsetting judicial deposit		(38,745)
Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			169,355
Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		57,110
Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		986,697
Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		16,332
Lease liabilities
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		15,432,854	15,246,606	13,596,039
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		3,700,137	4,774,379
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		1,703,845	1,630,993	(1,392,570)
Borrowings Cancellation Of Contracts And Other Write Offs		(221,877)	(69,121)
Write-offs (payments), principal		(3,322,031)	(3,081,545)
Write-offs (payments), financial charges		(1,756,359)	(1,600,192)
Other changes in borrowings			(3,947)
Settlement by offsetting judicial deposit		0
Lease liabilities | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Lease liabilities | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Lease liabilities | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		82,533
Lease liabilities | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		3,066,965	3,695,214	3,721,589
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		0	0
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		431,942	417,048
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(1,500,000)	0
Write-offs (payments), financial charges		(464,355)	(443,423)
Other changes in borrowings			0
Settlement by offsetting judicial deposit		0
Debentures | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Debentures | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Debentures | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		904,164
Debentures | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
5G Licenses
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		1,033,964	1,004,970	1,300,686
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		0	0
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		97,926	54,587
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(46,437)	(331,687)
Write-offs (payments), financial charges		(22,495)	(18,616)
Other changes in borrowings			0
Settlement by offsetting judicial deposit		0
5G Licenses | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
5G Licenses | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
5G Licenses | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
5G Licenses | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Financial institutions
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		3,674	4,886	0
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		0	0
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		648	73
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(13,746)	(750)
Write-offs (payments), financial charges		(773)	0
Other changes in borrowings			0
Settlement by offsetting judicial deposit		0
Financial institutions | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			5,563
Financial institutions | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		12,659
Financial institutions | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Financial institutions | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Contingent liabilities (PPA)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		276,299	233,349	88,888
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		0	0
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		16,300	7,458
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(30,509)	(22,927)
Write-offs (payments), financial charges		(3,624)	(3,862)
Other changes in borrowings			0
Settlement by offsetting judicial deposit		0
Contingent liabilities (PPA) | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			163,792
Contingent liabilities (PPA) | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		44,451
Contingent liabilities (PPA) | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Contingent liabilities (PPA) | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		16,332
Refinancing and Amnesty Program
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		405,305	444,362	0
Additions		0	0
Changes in Borrowings, excluding cash and cash equivalents		129,766	484,654
Foreign exchange variation on borrowings`		0	0
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		40,489	21,443
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(135,711)	(58,130)
Write-offs (payments), financial charges		(34,856)	(3,605)
Other changes in borrowings			0
Settlement by offsetting judicial deposit		(38,745)
Refinancing and Amnesty Program | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			0
Refinancing and Amnesty Program | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Refinancing and Amnesty Program | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Refinancing and Amnesty Program | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Other Creditors
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		127,620	117,143	R$ 30,025
Additions		20,000	83,084
Changes in Borrowings, excluding cash and cash equivalents		166,215	0
Foreign exchange variation on borrowings`		243	2,598
Loan, financing, debenture, leases charges and liabilities for the acquisition of a company		33,902	9,759
Borrowings Cancellation Of Contracts And Other Write Offs		0	0
Write-offs (payments), principal		(183,590)	0
Write-offs (payments), financial charges		(26,293)	(8,323)
Other changes in borrowings			0
Settlement by offsetting judicial deposit		0
Other Creditors | Business combination – IPNET
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination			R$ 0
Other Creditors | Business combination – Samauma
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Other Creditors | Business combination – FiBrasil
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		0
Other Creditors | Business combination – Cyber
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Business combination		R$ 0

[1]	Includes the consolidated amounts of R$1,703,845, R$1,630,993 and R$1,392,570 for the years ended December 31, 2025, 2024 and 2023, respectively, related to lease charges.